Deposit - Addtional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument, Unamortized Discount (Premium), Net	$ 1,442	$ 1,698
Unamortized Options Related to Index-linked Time Deposits	11,616	10,587
Index-linked Time Deposits	$ 206,899	$ 154,322